MoA Clear Passage 2025 Fund Shareholder Fees	Dec. 31, 2025 USD ($)
MoA Clear Passage 2025 Fund | MoA Clear Passage 2025 Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0.00